Label		Element	Value
(WFA Asset Allocation Fund - Classes A, B and C) | (Wells Fargo Advantage Asset Allocation Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 17 and 19 of the Prospectus and "Additional Purchase and Redemption Information" on page 27 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. In addition, the portfolio turnover rate for Asset Allocation Trust, in which the Fund invests all of its assets, was 42% for its fiscal year ended April 30, 2015.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	42.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund's target allocation is as follows:

  at least 15% of the Fund's assets in fixed income securities; and

  at least 25% of the Fund's assets in equity securities.

The Fund is a diversified investment, providing exposure to stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in Asset Allocation Trust ("AAT"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to any asset class, including, for example, U.S. and foreign equities (including emerging country equities), U.S. and foreign fixed income securities (including emerging country debt securities), and, from time to time, other alternative asset classes. The underlying funds may gain their investment exposures directly or through investment in derivatives and/or other mutual funds. AAT is currently wholly owned by the Fund.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the risk of such asset classes, to select the underlying funds in which AAT invests and to decide how much to invest in each. An important component of those forecasts is the expectation that market valuations ultimately revert to their historical means (averages). GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 15% of AAT's assets to fixed income investments and at least 25% of AAT's assets to equity investments.

GMO regularly reviews the investments of AAT and may sell a holding of AAT when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or GMO has identified a more attractive investment opportunity.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors, industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Focused Investment Risk. Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Large Shareholder Risk. To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund's operations.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Short Sales Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify a Fund's exposure to assets that decline in value and increase the volatility of the Fund's net asset value.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Highest Quarter: 2nd Quarter 2009 +12.10% Lowest Quarter: 4th Quarter 2008 -11.80% Year-to-date total return as of 6/30/2015 is +0.95%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Asset Allocation Fund - Classes A, B and C) | (Wells Fargo Advantage Asset Allocation Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	5.97%
5 Years		rr_AverageAnnualReturnYear05	4.45%
10 Years		rr_AverageAnnualReturnYear10	4.71%
(WFA Asset Allocation Fund - Classes A, B and C) | (Wells Fargo Advantage Asset Allocation Fund) | GMO Global Asset Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.87%
5 Years		rr_AverageAnnualReturnYear05	7.78%
10 Years		rr_AverageAnnualReturnYear10	5.54%
(WFA Asset Allocation Fund - Classes A, B and C) | (Wells Fargo Advantage Asset Allocation Fund) | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.16%
5 Years		rr_AverageAnnualReturnYear05	9.17%
10 Years		rr_AverageAnnualReturnYear10	6.09%
(WFA Asset Allocation Fund - Classes A, B and C) | (Wells Fargo Advantage Asset Allocation Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	[2]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.32%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.34%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 704
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	975
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,267
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,095
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2005		rr_AnnualReturn2005	7.85%
Annual Return 2006		rr_AnnualReturn2006	11.32%
Annual Return 2007		rr_AnnualReturn2007	7.09%
Annual Return 2008		rr_AnnualReturn2008	(22.31%)
Annual Return 2009		rr_AnnualReturn2009	24.10%
Annual Return 2010		rr_AnnualReturn2010	7.19%
Annual Return 2011		rr_AnnualReturn2011	1.18%
Annual Return 2012		rr_AnnualReturn2012	10.35%
Annual Return 2013		rr_AnnualReturn2013	11.34%
Annual Return 2014		rr_AnnualReturn2014	0.39%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +0.95%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.95%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	12.10%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(11.80%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 29, 1996
1 Year		rr_AverageAnnualReturnYear01	(5.41%)
5 Years		rr_AverageAnnualReturnYear05	4.75%
10 Years		rr_AverageAnnualReturnYear10	4.57%
(WFA Asset Allocation Fund - Classes A, B and C) | (Wells Fargo Advantage Asset Allocation Fund) | Class A | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 29, 1996
1 Year		rr_AverageAnnualReturnYear01	(6.56%)
5 Years		rr_AverageAnnualReturnYear05	4.08%
10 Years		rr_AverageAnnualReturnYear10	3.36%
(WFA Asset Allocation Fund - Classes A, B and C) | (Wells Fargo Advantage Asset Allocation Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 29, 1996
1 Year		rr_AverageAnnualReturnYear01	(3.06%)
5 Years		rr_AverageAnnualReturnYear05	3.51%
10 Years		rr_AverageAnnualReturnYear10	3.29%
(WFA Asset Allocation Fund - Classes A, B and C) | (Wells Fargo Advantage Asset Allocation Fund) | Class B
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees		rr_ManagementFeesOverAssets	0.32%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.09%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 712
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	955
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,324
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,139
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,139
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Oct. 03, 2002
1 Year		rr_AverageAnnualReturnYear01	(5.30%)
5 Years		rr_AverageAnnualReturnYear05	4.88%
10 Years		rr_AverageAnnualReturnYear10	4.65%
(WFA Asset Allocation Fund - Classes A, B and C) | (Wells Fargo Advantage Asset Allocation Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.32%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.09%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 312
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	655
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,124
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,421
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,421
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Oct. 03, 2002
1 Year		rr_AverageAnnualReturnYear01	(1.44%)
5 Years		rr_AverageAnnualReturnYear05	5.19%
10 Years		rr_AverageAnnualReturnYear10	4.41%
(WFA Asset Allocation Fund - Administrator Class) | (Wells Fargo Advantage Asset Allocation Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[4]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. In addition, the portfolio turnover rate for Asset Allocation Trust, in which the Fund invests all of its assets, was 42% for its fiscal year ended April 30, 2015.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	42.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund's target allocation is as follows:

  at least 15% of the Fund's assets in fixed income securities; and

  at least 25% of the Fund's assets in equity securities.

The Fund is a diversified investment, providing exposure to stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in Asset Allocation Trust ("AAT"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to any asset class, including, for example, U.S. and foreign equities (including emerging country equities), U.S. and foreign fixed income securities (including emerging country debt securities), and, from time to time, other alternative asset classes. The underlying funds may gain their investment exposures directly or through investment in derivatives and/or other mutual funds. AAT is currently wholly owned by the Fund.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the risk of such asset classes, to select the underlying funds in which AAT invests and to decide how much to invest in each. An important component of those forecasts is the expectation that market valuations ultimately revert to their historical means (averages). GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 15% of AAT's assets to fixed income investments and at least 25% of AAT's assets to equity investments.

GMO regularly reviews the investments of AAT and may sell a holding of AAT when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or GMO has identified a more attractive investment opportunity.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors, industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Focused Investment Risk. Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Large Shareholder Risk. To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund's operations.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Short Sales Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify a Fund's exposure to assets that decline in value and increase the volatility of the Fund's net asset value.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Highest Quarter: 2nd Quarter 2009 +12.27% Lowest Quarter: 4th Quarter 2008 -11.79% Year-to-date total return as of 6/30/2015 is +1.09%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Asset Allocation Fund - Administrator Class) | (Wells Fargo Advantage Asset Allocation Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	5.97%
5 Years		rr_AverageAnnualReturnYear05	4.45%
10 Years		rr_AverageAnnualReturnYear10	4.71%
(WFA Asset Allocation Fund - Administrator Class) | (Wells Fargo Advantage Asset Allocation Fund) | GMO Global Asset Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.87%
5 Years		rr_AverageAnnualReturnYear05	7.78%
10 Years		rr_AverageAnnualReturnYear10	5.54%
(WFA Asset Allocation Fund - Administrator Class) | (Wells Fargo Advantage Asset Allocation Fund) | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.16%
5 Years		rr_AverageAnnualReturnYear05	9.17%
10 Years		rr_AverageAnnualReturnYear10	6.09%
(WFA Asset Allocation Fund - Administrator Class) | (Wells Fargo Advantage Asset Allocation Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.32%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.26%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	[5]	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	685
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,516
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return 2005		rr_AnnualReturn2005	8.11%
Annual Return 2006		rr_AnnualReturn2006	11.73%
Annual Return 2007		rr_AnnualReturn2007	7.29%
Annual Return 2008		rr_AnnualReturn2008	(22.12%)
Annual Return 2009		rr_AnnualReturn2009	24.40%
Annual Return 2010		rr_AnnualReturn2010	7.45%
Annual Return 2011		rr_AnnualReturn2011	1.41%
Annual Return 2012		rr_AnnualReturn2012	10.64%
Annual Return 2013		rr_AnnualReturn2013	11.57%
Annual Return 2014		rr_AnnualReturn2014	0.56%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +1.09%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.09%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	12.27%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(11.79%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Oct. 03, 2002
1 Year		rr_AverageAnnualReturnYear01	0.56%
5 Years		rr_AverageAnnualReturnYear05	6.23%
10 Years		rr_AverageAnnualReturnYear10	5.44%
(WFA Asset Allocation Fund - Administrator Class) | (Wells Fargo Advantage Asset Allocation Fund) | Administrator Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Oct. 03, 2002
1 Year		rr_AverageAnnualReturnYear01	(0.69%)
5 Years		rr_AverageAnnualReturnYear05	5.51%
10 Years		rr_AverageAnnualReturnYear10	4.16%
(WFA Asset Allocation Fund - Administrator Class) | (Wells Fargo Advantage Asset Allocation Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Oct. 03, 2002
1 Year		rr_AverageAnnualReturnYear01	0.32%
5 Years		rr_AverageAnnualReturnYear05	4.67%
10 Years		rr_AverageAnnualReturnYear10	3.97%
(WFA Asset Allocation Fund - Institutional Class) | (Wells Fargo Advantage Asset Allocation Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[6]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. In addition, the portfolio turnover rate for Asset Allocation Trust, in which the Fund invests all of its assets, was 42% for its fiscal year ended April 30, 2015.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	42.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund's target allocation is as follows:

  at least 15% of the Fund's assets in fixed income securities; and

  at least 25% of the Fund's assets in equity securities.

The Fund is a diversified investment, providing exposure to stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in Asset Allocation Trust ("AAT"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to any asset class, including, for example, U.S. and foreign equities (including emerging country equities), U.S. and foreign fixed income securities (including emerging country debt securities), and, from time to time, other alternative asset classes. The underlying funds may gain their investment exposures directly or through investment in derivatives and/or other mutual funds. AAT is currently wholly owned by the Fund.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the risk of such asset classes, to select the underlying funds in which AAT invests and to decide how much to invest in each. An important component of those forecasts is the expectation that market valuations ultimately revert to their historical means (averages). GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 15% of AAT's assets to fixed income investments and at least 25% of AAT's assets to equity investments.

GMO regularly reviews the investments of AAT and may sell a holding of AAT when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or GMO has identified a more attractive investment opportunity.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors, industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Focused Investment Risk. Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Large Shareholder Risk. To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund's operations.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Short Sales Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify a Fund's exposure to assets that decline in value and increase the volatility of the Fund's net asset value.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Highest Quarter: 2nd Quarter 2009 +12.27% Lowest Quarter: 4th Quarter 2008 -11.79% Year-to-date total return as of 6/30/2015 is +1.24%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Asset Allocation Fund - Institutional Class) | (Wells Fargo Advantage Asset Allocation Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	5.97%
5 Years		rr_AverageAnnualReturnYear05	4.45%
10 Years		rr_AverageAnnualReturnYear10	4.71%
(WFA Asset Allocation Fund - Institutional Class) | (Wells Fargo Advantage Asset Allocation Fund) | GMO Global Asset Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.87%
5 Years		rr_AverageAnnualReturnYear05	7.78%
10 Years		rr_AverageAnnualReturnYear10	5.54%
(WFA Asset Allocation Fund - Institutional Class) | (Wells Fargo Advantage Asset Allocation Fund) | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.16%
5 Years		rr_AverageAnnualReturnYear05	9.17%
10 Years		rr_AverageAnnualReturnYear10	6.09%
(WFA Asset Allocation Fund - Institutional Class) | (Wells Fargo Advantage Asset Allocation Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.32%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.01%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	[7]	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	320
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	556
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,234
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Annual Return 2005		rr_AnnualReturn2005	8.11%
Annual Return 2006		rr_AnnualReturn2006	11.73%
Annual Return 2007		rr_AnnualReturn2007	7.29%
Annual Return 2008		rr_AnnualReturn2008	(22.12%)
Annual Return 2009		rr_AnnualReturn2009	24.40%
Annual Return 2010		rr_AnnualReturn2010	7.45%
Annual Return 2011		rr_AnnualReturn2011	1.41%
Annual Return 2012		rr_AnnualReturn2012	10.64%
Annual Return 2013		rr_AnnualReturn2013	11.81%
Annual Return 2014		rr_AnnualReturn2014	0.77%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +1.24%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.24%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	12.27%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(11.79%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
1 Year		rr_AverageAnnualReturnYear01	0.77%
5 Years		rr_AverageAnnualReturnYear05	6.32%
10 Years		rr_AverageAnnualReturnYear10	5.48%
(WFA Asset Allocation Fund - Institutional Class) | (Wells Fargo Advantage Asset Allocation Fund) | Institutional Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
1 Year		rr_AverageAnnualReturnYear01	(0.67%)
5 Years		rr_AverageAnnualReturnYear05	5.52%
10 Years		rr_AverageAnnualReturnYear10	4.17%
(WFA Asset Allocation Fund - Institutional Class) | (Wells Fargo Advantage Asset Allocation Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
1 Year		rr_AverageAnnualReturnYear01	0.44%
5 Years		rr_AverageAnnualReturnYear05	4.72%
10 Years		rr_AverageAnnualReturnYear10	4.00%
(WFA Asset Allocation Fund - Class R) | (Wells Fargo Advantage Asset Allocation Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[8]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. In addition, the portfolio turnover rate for Asset Allocation Trust, in which the Fund invests all of its assets, was 42% for its fiscal year ended April 30, 2015.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	42.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund's target allocation is as follows:

  at least 15% of the Fund's assets in fixed income securities; and

  at least 25% of the Fund's assets in equity securities.

The Fund is a diversified investment, providing exposure to stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in Asset Allocation Trust ("AAT"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to any asset class, including, for example, U.S. and foreign equities (including emerging country equities), U.S. and foreign fixed income securities (including emerging country debt securities), and, from time to time, other alternative asset classes. The underlying funds may gain their investment exposures directly or through investment in derivatives and/or other mutual funds. AAT is currently wholly owned by the Fund.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the risk of such asset classes, to select the underlying funds in which AAT invests and to decide how much to invest in each. An important component of those forecasts is the expectation that market valuations ultimately revert to their historical means (averages). GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 15% of AAT's assets to fixed income investments and at least 25% of AAT's assets to equity investments.

GMO regularly reviews the investments of AAT and may sell a holding of AAT when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or GMO has identified a more attractive investment opportunity.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors, industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Focused Investment Risk. Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Large Shareholder Risk. To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund's operations.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Short Sales Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify a Fund's exposure to assets that decline in value and increase the volatility of the Fund's net asset value.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Highest Quarter: 2nd Quarter 2009 +12.07% Lowest Quarter: 4th Quarter 2008 -11.89% Year-to-date total return as of 6/30/2015 is +0.81%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Asset Allocation Fund - Class R) | (Wells Fargo Advantage Asset Allocation Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	5.97%
5 Years		rr_AverageAnnualReturnYear05	4.45%
10 Years		rr_AverageAnnualReturnYear10	4.71%
(WFA Asset Allocation Fund - Class R) | (Wells Fargo Advantage Asset Allocation Fund) | GMO Global Asset Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.87%
5 Years		rr_AverageAnnualReturnYear05	7.78%
10 Years		rr_AverageAnnualReturnYear10	5.54%
(WFA Asset Allocation Fund - Class R) | (Wells Fargo Advantage Asset Allocation Fund) | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.16%
5 Years		rr_AverageAnnualReturnYear05	9.17%
10 Years		rr_AverageAnnualReturnYear10	6.09%
(WFA Asset Allocation Fund - Class R) | (Wells Fargo Advantage Asset Allocation Fund) | Class R
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.32%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.59%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[9]	rr_NetExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 162
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	866
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,889
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R
Annual Return 2005		rr_AnnualReturn2005	7.63%
Annual Return 2006		rr_AnnualReturn2006	11.10%
Annual Return 2007		rr_AnnualReturn2007	6.83%
Annual Return 2008		rr_AnnualReturn2008	(22.52%)
Annual Return 2009		rr_AnnualReturn2009	23.77%
Annual Return 2010		rr_AnnualReturn2010	6.91%
Annual Return 2011		rr_AnnualReturn2011	0.94%
Annual Return 2012		rr_AnnualReturn2012	10.15%
Annual Return 2013		rr_AnnualReturn2013	11.02%
Annual Return 2014		rr_AnnualReturn2014	0.12%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +0.81%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.81%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	12.07%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(11.89%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Oct. 10, 2003
1 Year		rr_AverageAnnualReturnYear01	0.12%
5 Years		rr_AverageAnnualReturnYear05	5.73%
10 Years		rr_AverageAnnualReturnYear10	4.93%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[3]	The Adviser has contractually committed through August 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.87% for Class A, 1.62% for Class B, and 1.62% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of Asset Allocation Trust), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[5]	The Adviser has contractually committed through August 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.64% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of Asset Allocation Trust), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[7]	The Adviser has contractually committed through August 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.44% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of Asset Allocation Trust), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[9]	The Adviser has contractually committed through August 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.12% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of Asset Allocation Trust), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.